Related party transactions (Details) - Total for all joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Transactions between Related Parties [Line Items]
Sales to joint ventures	€ 1,018	€ 1,168
Purchases from joint ventures	128	110
Receivables from joint ventures	90	112
Payables to joint ventures	149	111
Loans to joint ventures	205	227
Royalties and service fees	€ 23	€ 9